UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (ZIP code)

Joel L. Weiss
FundVantage Trust
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)

Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

EIC Value Fund
Class A | EICVX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the EIC Value Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at www.eicvalue.com. You can also request this information by contacting us at (855) 430‑6487.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
EIC Value Fund (Class A / EICVX)	$62	1.20%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$340,597,052
Total number of portfolio holdings	44
Total advisory fee paid, net	$1,292,909
Portfolio turnover rate as of the end of the reporting period	13%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Top Ten Holdings
United Parcel Service, Inc., Class B	4.0%
GSK PLC SP ADR	4.0%
Verizon Communications, Inc.	3.8%
Wells Fargo & Co.	3.6%
US Bancorp	3.3%
Zimmer Biomet Holdings, Inc.	3.1%
PayPal Holdings, Inc.	3.0%
TotalEnergies SE SP ADR	2.9%
Medtronic PLC	2.9%
Unilever PLC SP ADR	2.6%
Sector Allocation
Financials	23.9%
Consumer Staples	17.6%
Health Care	17.4%
Industrials	8.0%
Energy	7.6%
Real Estate	6.9%
Communication Services	5.9%
Materials	4.4%
Consumer Discretionary	3.3%
Utilities	2.4%
Short-Term Investment	2.4%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at www.eicvalue.com.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (855) 430-6487, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
EIC Value Fund Class A (EICVX)
Semi-Annual Shareholder Report — October 31, 2025
EICVX-10/25-SAR

EIC Value Fund
Class C | EICCX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the EIC Value Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at www.eicvalue.com. You can also request this information by contacting us at (855) 430‑6487.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
EIC Value Fund (Class C / EICCX)	$101	1.95%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$340,597,052
Total number of portfolio holdings	44
Total advisory fee paid, net	$1,292,909
Portfolio turnover rate as of the end of the reporting period	13%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Top Ten Holdings
United Parcel Service, Inc., Class B	4.0%
GSK PLC SP ADR	4.0%
Verizon Communications, Inc.	3.8%
Wells Fargo & Co.	3.6%
US Bancorp	3.3%
Zimmer Biomet Holdings, Inc.	3.1%
PayPal Holdings, Inc.	3.0%
TotalEnergies SE SP ADR	2.9%
Medtronic PLC	2.9%
Unilever PLC SP ADR	2.6%
Sector Allocation
Financials	23.9%
Consumer Staples	17.6%
Health Care	17.4%
Industrials	8.0%
Energy	7.6%
Real Estate	6.9%
Communication Services	5.9%
Materials	4.4%
Consumer Discretionary	3.3%
Utilities	2.4%
Short-Term Investment	2.4%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at www.eicvalue.com.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (855) 430-6487, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
EIC Value Fund Class C (EICCX)
Semi-Annual Shareholder Report — October 31, 2025
EICCX-10/25-SAR

EIC Value Fund
Institutional Class | EICIX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the EIC Value Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at www.eicvalue.com. You can also request this information by contacting us at (855) 430‑6487.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
EIC Value Fund (Institutional Class / EICIX)	$49	0.95%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$340,597,052
Total number of portfolio holdings	44
Total advisory fee paid, net	$1,292,909
Portfolio turnover rate as of the end of the reporting period	13%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Top Ten Holdings
United Parcel Service, Inc., Class B	4.0%
GSK PLC SP ADR	4.0%
Verizon Communications, Inc.	3.8%
Wells Fargo & Co.	3.6%
US Bancorp	3.3%
Zimmer Biomet Holdings, Inc.	3.1%
PayPal Holdings, Inc.	3.0%
TotalEnergies SE SP ADR	2.9%
Medtronic PLC	2.9%
Unilever PLC SP ADR	2.6%
Sector Allocation
Financials	23.9%
Consumer Staples	17.6%
Health Care	17.4%
Industrials	8.0%
Energy	7.6%
Real Estate	6.9%
Communication Services	5.9%
Materials	4.4%
Consumer Discretionary	3.3%
Utilities	2.4%
Short-Term Investment	2.4%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at www.eicvalue.com.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (855) 430-6487, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
EIC Value Fund Institutional Class (EICIX)
Semi-Annual Shareholder Report — October 31, 2025
EICIX-10/25-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

of
FundVantage Trust
Class A
Class C
Institutional Class
Semi-Annual Financials and Additional Information
October 31, 2025
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

EIC VALUE FUND
Portfolio of Investments
October 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 97.4%
Basic Materials — 4.4%
Barrick Mining Corp.	199,075	$ 6,529,660
PPG Industries, Inc.	86,215	8,427,516
		14,957,176
Communications — 5.9%
AT&T, Inc.	295,700	7,318,575
Verizon Communications, Inc.	321,210	12,764,885
		20,083,460
Consumer, Cyclical — 8.0%
Dollar General Corp.	75,050	7,404,433
Genuine Parts Co.	52,775	6,718,785
Honda Motor Co. Ltd., SP ADR	151,830	4,630,815
Target Corp.	90,900	8,428,248
		27,182,281
Consumer, Non-cyclical — 33.3%
Baxter International, Inc.	461,975	8,532,678
Brown-Forman Corp., Class B	247,125	6,729,214
Diageo PLC, SP ADR	72,235	6,652,121
GSK PLC, SP ADR	286,602	13,430,170
Hershey Co. (The)	41,280	7,002,326
ICON PLC*	45,570	7,829,837
Ingredion, Inc.	58,085	6,703,590
Johnson & Johnson	5,352	1,010,832
Kenvue, Inc.	556,610	7,998,486
Medtronic PLC	106,850	9,691,295
PayPal Holdings, Inc.*	145,030	10,046,228
Sanofi SA, ADR	165,005	8,345,953
Unilever PLC, SP ADR	147,625	8,885,549
Zimmer Biomet Holdings, Inc.	105,565	10,615,617
		113,473,896
Energy — 7.6%
Coterra Energy, Inc.	280,150	6,628,349
Shell PLC, ADR	66,625	4,991,545
TotalEnergies SE, SP ADR	159,375	9,919,500
Williams Cos., Inc. (The)	78,350	4,534,115
		26,073,509
Financial — 27.8%
AGNC Investment Corp., REIT	641,615	6,416,150
Charles Schwab Corp. (The)	73,540	6,951,001
Globe Life, Inc.	58,988	7,757,512
Hartford Insurance Group, Inc. (The)	39,075	4,852,334
Healthpeak Properties, Inc., REIT	386,000	6,928,700
Jones Lang LaSalle, Inc.*	16,755	5,111,782
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
NNN REIT, Inc.	107,425	$ 4,346,416
PNC Financial Services Group, Inc. (The)	43,488	7,938,734
Travelers Cos., Inc. (The)	24,475	6,574,474
Truist Financial Corp.	159,792	7,131,517
US Bancorp	240,365	11,220,238
Wells Fargo & Co.	142,500	12,393,225
WP Carey, Inc., REIT	106,700	7,042,200
		94,664,283
Industrial — 8.0%
General Dynamics Corp.	19,250	6,639,325
Oshkosh Corp.	56,500	6,965,885
United Parcel Service, Inc., Class B	142,164	13,707,453
		27,312,663
Utilities — 2.4%
National Fuel Gas Co.	103,200	8,143,512
TOTAL COMMON STOCKS (Cost $257,427,436)		331,890,780

SHORT-TERM INVESTMENT — 2.4%
Money Market Fund — 2.4%
Dreyfus Institutional Preferred Treasury Securities Money Market Fund, Hamilton Shares 3.90%(a)	8,153,929	8,153,929
TOTAL SHORT-TERM INVESTMENT (Cost $8,153,929)		8,153,929

TOTAL INVESTMENTS - 99.8% (Cost $265,581,365)		340,044,709
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		552,343
NET ASSETS - 100.0%		$340,597,052

*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at October 31, 2025.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

EIC VALUE FUND
Statement of Assets and Liabilities
October 31, 2025
(Unaudited)
Assets
Investments, at value (Cost $265,581,365)	$340,044,709
Receivables:
Dividends and interest	889,751
Capital shares sold	193,053
Prepaid expenses and other assets	19,030
Total Assets	341,146,543
Liabilities
Payables:
Investment adviser	223,547
Capital shares redeemed	192,271
Administration and accounting fees	65,118
Transfer agent fees	23,667
Distribution fees (Class A and C Shares)	10,790
Audit fees	10,031
Shareholder servicing fees	1,695
Accrued expenses	22,372
Total Liabilities	549,491
Contingencies and Commitments (Note 2)	—
Net Assets	$340,597,052
Net Assets Consisted of:
Capital stock, $0.01 par value	$182,641
Paid-in capital	238,502,853
Total distributable earnings	101,911,558
Net Assets	$340,597,052
Class A:
Net assets	$26,449,362
Shares outstanding	1,420,530
Net asset value, redemption price per share	$18.62
Maximum offering price per share (100/94.50 of $18.62)	$19.70
Class C:
Net assets	$7,815,382
Shares outstanding	435,989
Net asset value, offering and redemption price per share	$17.93
Institutional Class:
Net assets	$306,332,308
Shares outstanding	16,407,596
Net asset value, offering and redemption price per share	$18.67
The accompanying notes are an integral part of the financial statements.

EIC VALUE FUND
Statement of Operations
For the Six Months Ended October 31, 2025
(Unaudited)
Investment income
Dividends	$6,335,511
Less: foreign taxes withheld	(136,081)
Total investment income	6,199,430
Expenses
Advisory fees(Note 2)	1,288,823
Transfer agent fees(Note 2)	113,586
Administration and accounting fees(Note 2)	97,819
Distribution fees (Class A)(Note 2)	33,607
Trustees’ and officers’ fees(Note 2)	32,629
Registration and filing fees	31,186
Distribution fees (Class C)(Note 2)	29,873
Legal fees	18,868
Custodian fees(Note 2)	14,817
Audit fees	10,188
Shareholder servicing fees (Class C)	9,958
Shareholder reporting fees	8,029
Other expenses	12,478
Total expenses before recoupments, waivers and/or reimbursements	1,701,861
Net recoupments, waivers and/or reimbursements(Note 2)	4,086
Net expenses after recoupments, waivers and/or reimbursements	1,705,947
Net investment income	4,493,483
Net realized and unrealized gain from investments:
Net realized gain from investments	7,370,862
Net change in unrealized appreciation on investments	7,276,099
Net realized and unrealized gain on investments	14,646,961
Net increase in net assets resulting from operations	$19,140,444
The accompanying notes are an integral part of the financial statements.

EIC VALUE FUND
Statements of Changes in Net Assets
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025
Net increase in net assets from operations:
Net investment income	$4,493,483	$6,534,740
Net realized gains from investments	7,370,862	19,750,223
Net change in unrealized appreciation on investments	7,276,099	8,498,746
Net increase in net assets resulting from operations	19,140,444	34,783,709
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class A	—	(2,114,708)
Class C	—	(572,181)
Institutional Class	—	(22,507,417)
Net decrease in net assets from dividends and distributions to shareholders	—	(25,194,306)
Increase in net assets derived from capital share transactions (Note 4)	3,357,097	35,040,336
Total increase in net assets	22,497,541	44,629,739
Net assets
Beginning of year/period	318,099,511	273,469,772
End of year/period	$340,597,052	$318,099,511
The accompanying notes are an integral part of the financial statements.

EIC VALUE FUND
Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$17.58	$17.03	$15.43	$16.08	$16.48	$11.75
Net investment income(1)	0.23	0.36	0.38	0.31	0.24	0.20
Net realized and unrealized gain/(loss) on investments	0.81	1.74	1.85	(0.04)	1.10	5.33
Total from investment operations	1.04	2.10	2.23	0.27	1.34	5.53
Dividends and distributions to shareholders from:
Net investment income	—	(0.36)	(0.59)	—	(0.23)	(0.23)
Net realized capital gains	—	(1.19)	(0.04)	(0.92)	(1.51)	(0.57)
Total dividends and distributions to shareholders	—	(1.55)	(0.63)	(0.92)	(1.74)	(0.80)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year/period	$18.62	$17.58	$17.03	$15.43	$16.08	$16.48
Total investment return(3)	5.92%	12.39%	14.78%	1.80%	8.39%	48.52%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$26,449	$25,224	$23,205	$21,776	$19,522	$11,784
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	1.20%(4)	1.20%	1.20%	1.20%	1.20%	1.18%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.20%(4)	1.22%	1.24%	1.26%	1.25%	1.32%
Ratio of net investment income to average net assets	2.41%(4)	2.03%	2.38%	1.99%	1.44%	1.45%
Portfolio turnover rate	13%(6)	29%	38%	39%	33%	41%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.50% or any applicable sales charge. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

EIC VALUE FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Class C shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$16.99	$16.51	$14.95	$15.72	$16.10	$11.52
Net investment income(1)	0.15	0.22	0.25	0.19	0.11	0.09
Net realized and unrealized gain/(loss) on investments	0.79	1.69	1.79	(0.04)	1.07	5.22
Total from investment operations	0.94	1.91	2.04	0.15	1.18	5.31
Dividends and distributions to shareholders from:
Net investment income	—	(0.24)	(0.44)	—	(0.05)	(0.16)
Net realized capital gains	—	(1.19)	(0.04)	(0.92)	(1.51)	(0.57)
Total dividends and distributions to shareholders	—	(1.43)	(0.48)	(0.92)	(1.56)	(0.73)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year/period	$17.93	$16.99	$16.51	$14.95	$15.72	$16.10
Total investment return(3)	5.53%	11.57%	13.91%	1.07%	7.56%	47.46%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$7,815	$7,390	$6,451	$6,371	$8,933	$16,926
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	1.95%(4)	1.95%	1.95%	1.95%	1.95%	1.93%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	1.95%(4)	1.97%	1.99%	2.01%	2.00%	2.07%
Ratio of net investment income to average net assets	1.66%(4)	1.28%	1.63%	1.24%	0.69%	0.70%
Portfolio turnover rate	13%(6)	29%	38%	39%	33%	41%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect any applicable sales charge.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

EIC VALUE FUND
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$17.61	$17.05	$15.45	$16.06	$16.46	$11.73
Net investment income(1)	0.25	0.40	0.42	0.35	0.28	0.23
Net realized and unrealized gain/(loss) on investments	0.81	1.76	1.85	(0.04)	1.10	5.32
Total from investment operations	1.06	2.16	2.27	0.31	1.38	5.55
Dividends and distributions to shareholders from:
Net investment income	—	(0.41)	(0.63)	—	(0.27)	(0.25)
Net realized capital gains	—	(1.19)	(0.04)	(0.92)	(1.51)	(0.57)
Total dividends and distributions to shareholders	—	(1.60)	(0.67)	(0.92)	(1.78)	(0.82)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year/period	$18.67	$17.61	$17.05	$15.45	$16.06	$16.46
Total investment return(3)	6.02%	12.72%	15.09%	2.06%	8.64%	48.85%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$306,332	$285,486	$243,814	$227,844	$207,437	$148,961
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.95%(4)	0.95%	0.95%	0.95%	0.95%	0.93%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(5)	0.95%(4)	0.97%	0.98%	1.01%	1.00%	1.07%
Ratio of net investment income to average net assets	2.66%(4)	2.28%	2.63%	2.24%	1.69%	1.70%
Portfolio turnover rate	13%(6)	29%	38%	39%	33%	41%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

EIC VALUE FUND
Notes to Financial Statements
October 31, 2025
(Unaudited)
1. Organization and Significant Accounting Policies
The EIC Value Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on May 1, 2011. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Institutional Class shares. Class A shares are sold subject to a front-end sales charge of 5.50%. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the redemption of Class A and Class C shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A shares made within eighteen months of purchase where: (i) $1 million or more of Class A shares were purchased without an initial sales charge, and (ii) the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”), paid a commission to the selling broker-dealer for such sale. A CDSC of up to 1.00% is assessed on redemptions of Class C Shares made within eighteen months after the initial purchase where the broker-dealer was paid a commission for such sale. Class C shares of the Fund will automatically convert into Class A shares of the Fund after they have been held for eight years.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

EIC VALUE FUND
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund's investments carried at fair value:
	Total Value at 10/31/25	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$331,890,780	$331,890,780	$—	$—
Short-Term Investments*	8,153,929	8,153,929	—	—
Total Assets	$340,044,709	$340,044,709	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the six months ended October 31, 2025, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on income, a portion of which may be recoverable. The Fund applies for refunds where available. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

EIC VALUE FUND
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Segment Reporting — In accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Trust has evaluated its business activities and determined that it operates as a single reportable segment.
The Chief Operating Decision Maker (“CODM”) is the Investment Team at the Adviser and the Principal Executive Officer (“PEO”) and the Principal Financial Officer (“PFO”) of the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in the prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Pronouncement — On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe itwill have a material impact on the Fund’s financial statements.
2. Transactions with Related Parties and Other Service Providers
Equity Investment Corporation (“EIC” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets under $500 million; 0.65% of the Fund’s average daily net assets of $500 million or more, but less than $1 billion; and 0.50% of the Fund’s average daily net assets of $1 billion and over. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, do not exceed 0.95% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2026, unless the Board of Trustees of the Trust approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
As of October 31, 2025, the amount of potential recovery was as follows:
Expiration
04/30/2026	04/30/2027	04/30/2028	Total
$77,447	$82,541	$45,414	$205,402

EIC VALUE FUND
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
For the six months ended October 31, 2025, the Adviser earned advisory fees of $1,288,823 and recouped $4,086 of advisory fees waived in prior periods.
The Fund has not recorded a commitment or contingent liability at October 31, 2025.
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Fund’s Class A and Class C shares, respectively.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
Prior to July 31, 2025, JW Fund Management LLC (“JWFM”) provided a PEO and PFO, to the Trust. Effective August 1, 2025, Tidal ETF Services LLC (“Tidal”) provides a PEO and PFO, to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Tidal and Chenery are compensated for their services provided to the Trust. JWFM was compensated for its services provided to the Trust through July 31, 2025.
3. Investment in Securities
For the six months ended October 31, 2025, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$68,407,320	$40,793,914

EIC VALUE FUND
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
4. Capital Share Transactions
For the six months ended October 31, 2025 and the year ended April 30, 2025, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended October 31, 2025 (Unaudited)		For the Year Ended April 30, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	69,930	$1,303,807	135,275	$2,419,938
Reinvestments	—	—	112,681	1,966,289
Redemption Fees*	—	352	—	539
Redemptions	(83,947)	(1,569,583)	(175,758)	(3,120,306)
Net increase/(decrease)	(14,017)	$(265,424)	72,198	$1,266,460
Class C
Sales	77,253	$1,372,465	97,413	$1,652,587
Reinvestments	—	—	31,777	537,657
Redemption Fees	—	306	—	252
Redemptions	(76,185)	(1,366,226)	(84,889)	(1,456,776)
Net increase	1,068	$6,545	44,301	$733,720
Institutional Class
Sales	1,802,346	$33,633,180	3,408,769	$59,872,958
Reinvestments	—	—	1,218,137	21,268,675
Redemption Fees	—	6,725	—	8,313
Redemptions	(1,607,498)	(30,023,929)	(2,709,986)	(48,109,790)
Net increase	194,848	$3,615,976	1,916,920	$33,040,156
Total net increase	181,899	$3,357,097	2,033,419	$35,040,336

*	There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
For the year ended April 30, 2025, the tax character of distributions paid by the Fund was $6,314,864 of ordinary income dividends and $18,879,442 of long-term capital gains dividends. For the year ended April 30, 2024 the tax character of distributions paid by the Fund was $9,886,270 of ordinary income dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.

EIC VALUE FUND
Notes to Financial Statements (Concluded)
October 31, 2025
(Unaudited)
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
$1,614,203	$14,471,694	$66,685,217

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains and wash sales for federal income tax purposes.
As of October 31, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:
Federal Tax Cost*	$265,581,365
Unrealized Appreciation	82,227,438
Unrealized Depreciation	(7,764,094)
Net Unrealized Appreciation	$74,463,344

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2025, the Fund had no post October capital loss deferrals or late year ordinary loss deferrals.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

EIC VALUE FUND
Other Information
(Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (855) 430-6487 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Fund's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

Investment Adviser
Equity Investment Corporation
1776 Peachtree Street NW, Suite 600S
Atlanta, GA 30309
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
190 Middle Street Suite 301
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market St., Suite 310
Philadelphia, PA 19103
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
EIC-1025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)
Date: January 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)
Date: January 5, 2026
By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)
Date: January 5, 2026

* Print the name and title of each signing officer under his or her signature.